OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2018
OTHER INCOME [Abstract]
Schedule of Other Income (Loss)

Year ended December 31	2018	2017
Losses from sale of assets	$(10.6)	$(2.7)
Other components of net benefit cost (note 2)	18.9	—
Interest income and other revenue	2.7	8.7
Gains (losses) on investments	(10.1)	3.6
	$0.9	$9.6